Bonds payable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Bonds payable
29	Bonds payable

As of December 31, 2023
RMB’000
New issued bonds	2,010,782
Interest accrued at effective interest rate	57,267
Interest paid	—
Exchange differences	75,299

Carrying value as of December 31, 2022	2,143,348

Repayment of bonds	(2,163,195)
Interest accrued at effective interest rate	75,707
Interest paid	(135,027)
Exchange differences	79,167

Carrying value as of December 31, 2023	—